Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number outstanding	1,746,982	1,380,237	927,834
Weighted average remaining contractual life (in years) | yr	7.9
Weighted average exercise price	$ 12.87	$ 13.38	$ 14.07
Number exercisable	845,336	509,750
Weighted average exercise price	$ 12.80	$ 12.18
Exercise prices, $6.36 - $9.89 [Member]
Statement [Line Items]
Number outstanding	547,961
Weighted average remaining contractual life (in years) | yr	7.6
Weighted average exercise price	$ 8.44
Number exercisable	291,977
Weighted average exercise price	$ 8.23
Exercise prices, $6.36 - $9.89 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	6.36
Exercise prices, $6.36 - $9.89 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 9.89
Exercise prices, $10.35 - $12.22 [Member]
Statement [Line Items]
Number outstanding	526,705
Weighted average remaining contractual life (in years) | yr	8
Weighted average exercise price	$ 11.26
Number exercisable	223,794
Weighted average exercise price	$ 10.36
Exercise prices, $10.35 - $12.22 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	10.35
Exercise prices, $10.35 - $12.22 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 12.22
Exercise prices, $13.98 - $15.30 [Member]
Statement [Line Items]
Number outstanding	311,125
Weighted average remaining contractual life (in years) | yr	8.4
Weighted average exercise price	$ 14.02
Number exercisable	124,446
Weighted average exercise price	$ 14.04
Exercise prices, $13.98 - $15.30 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	13.98
Exercise prices, $13.98 - $15.30 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 15.30
Exercise prices, $17.00 - $23.44 [Member]
Statement [Line Items]
Number outstanding	332,191
Weighted average remaining contractual life (in years) | yr	7.7
Weighted average exercise price	$ 20.33
Number exercisable	186,390
Weighted average exercise price	$ 20.54
Exercise prices, $17.00 - $23.44 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	17.00
Exercise prices, $17.00 - $23.44 [Member] | Top of range [Member]
Statement [Line Items]
Exercise price of outstanding share options	23.44
Exercise price, $28.05 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 28.05
Number outstanding	29,000
Weighted average remaining contractual life (in years) | yr	7.4
Weighted average exercise price	$ 28.05
Number exercisable	18,729
Weighted average exercise price	$ 28.05